Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill	$ 2,790	$ 2,917
United States [Member]
Goodwill [Line Items]
Goodwill	2,129	2,129
Canada [Member]
Goodwill [Line Items]
Goodwill	$ 661	$ 788